Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurement
ASC 820-10, Fair Value Measurements and Disclosure, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 establishes a fair value hierarchy that prioritizes the use of inputs used in valuation methodologies into the following three levels:
Level 1    Inputs to the valuation methodology are quoted prices, unadjusted, for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and shall be used to measure fair value whenever available.

Level 2    Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; inputs to the valuation methodology include quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs to the valuation methodology that are derived principally from or can be corroborated by observable market data by correlation or other means.

Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value measurement. Level 3 assets and liabilities include financial instruments whose value is determined using discounted cash flow methodologies, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Pooled Separate Accounts: The fair value of pooled separate accounts is based on the reported NAV of the underlying investments as determined by the insurance provider. Net asset value is a readily determinable fair value of the underlying assets and is the basis for current transactions. Investments are redeemable daily at net asset value and there are no restrictions on redemptions.
Mutual Funds: Mutual funds are valued at the closing price reported on the active market on which the individual securities are traded.
WSFS Common Stock Fund: The Plan's investment in common stock of the Company is held in a unitized account made available only to the Plan's participants. The WSFS Common Stock Fund holds shares of the Company's common stock and cash. In the Plan's financial statements, this account is based on the price of WSFS Common Stock, which is published on a recognized exchange, and the cash and cash equivalents balance. The account held 259,519 and 288,335 shares of WSFS common stock and $856,739 and $1,247,698 of cash and cash equivalents at December 31, 2025 and 2024, respectively.
Transfers between level categorizations may occur due to changes in the availability of market observable inputs. Transfers in and out of level categorizations are reported as having occurred at the beginning of the year in which the transfer occurred. There were no movements between levels in 2025 and 2024. The Plan has no Level 3 investments.
The following tables provide, by level within the fair value hierarchy, a summary of investments of the Plan measured at fair value on a recurring basis as of December 31 for the years indicated:

	2025
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Total
Pooled Separate Accounts	$—	$181,326,421	$181,326,421
Mutual Funds	91,464,710	—	91,464,710
WSFS Common Stock Fund:
WSFS Common Stock	14,335,830	—	14,335,830
Fidelity Government Portfolio	856,739	—	856,739
Total WSFS Common Stock Fund	15,192,569	—	15,192,569
Total investments at fair value	$106,657,279	$181,326,421	$287,983,700

	2024
	Quoted Prices in Active Markets (Level 1)	Total
Mutual Funds	$225,127,103	$225,127,103
WSFS Common Stock Fund:
WSFS Common Stock	15,319,239	15,319,239
Fidelity Government Portfolio	1,247,698	1,247,698
Total WSFS Common Stock Fund	16,566,937	16,566,937
Total investments at fair value	$241,694,040	$241,694,040